Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share [Abstract]
Earnings per common share
NOTE 21: EARNINGS PER COMMON SHARE

Earnings per share are calculated by dividing net income by the average number of shares of Navios Holdings outstanding during the period.

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Numerator:
Net income attributable to Navios Holdings common stockholders	$175,485	$40,811	$145,757
Less:
Dividend on Preferred Stock	(1,705)	(1,696)	(2,450)
Income available to Navios Holdings common stockholders, basic	$173,780	$39,115	$143,307
Plus:
Dividend on Preferred Stock	1,705	1,696	2,450
Interest on convertible debt and amortization of convertible bond discount	—	—	1,121
Income available to Navios Holdings common stockholders, diluted	$175,485	$40,811	$146,878

Denominator:
Denominator for basic net income per share attributable to Navios Holdings stockholders — weighted average shares	101,232,720	100,926,448	100,518,880
Dilutive potential common shares	1,322,038	918,204	735,316
Convertible preferred stock and convertible debt	8,479,000	8,479,000	14,928,160
Dilutive effect of securities	9,801,038	9,397,204	15,663,476
Denominator for diluted net income per share attributable to Navios Holdings stockholders — adjusted weighted shares and assumed conversions	111,033,758	110,323,652	116,182,356
Basic net income per share attributable to Navios Holdings stockholders	$1.72	$0.39	$1.43
Diluted net income per share attributable to Navios Holdings stockholders	$1.58	$0.37	$1.26